CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 2,646	$ 205	$ (6,295)	$ (934)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization				36
Common and preferred stock issued for license termination			1,944
Gain on change in fair value of derivative liability	(3,001)	(353)	3,846	(327)
Gain on conversion of debt	(1,130)	(398)	(334)	(125)
Amortization of debt discount	924	167	280	281
Finance cost			20	494
Increase in operating liabilities:
Accounts payable and accrued expenses	152	134	165	262
Cash used in operating activities	(409)	(245)	(374)	(313)
Cash flows from investing activities:
Cash used in investing activities
Cash flows from financing activities:
Proceeds from convertible notes	1,000	250	750
Proceeds from sale of preferred stock		5	5	5
Cash provided by financing activities	1,000	255	755	5
Net increase in cash and restricted cash	591	10	381	(308)
Cash and restricted cash, beginning of period	404	23	23	331
Cash and restricted cash, end of period	$ 995	$ 33	$ 404	$ 23